Condensed Consolidated Interim Balance Sheets - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash		$ 735,792	$ 653,410	$ 2,158,891
Accounts receivable		6,443	8,973	47,697
Prepaid expenses and other current assets		224,993	213,038	97,817
Total current assets		967,228	875,421	2,304,405
Property and equipment, net		28,356	28,443	35,611
Deferred IPO costs		500,799	390,932
Construction in progress		2,096,950	2,071,093	2,030,270
Total assets		3,593,333	3,365,889	4,370,286
Current
Accounts payable and accrued liabilities		2,219,877	1,930,988	1,375,584
Senior secured debentures, net (Note 5)		264,393
Total current liabilities		2,484,270	1,930,988	1,375,584
Non-current
Warrants liability, fair value		266,773
Long term loan		31,809	31,417
Total liabilities		2,782,852	1,962,405	1,375,584
Commitments and contingencies (Note 7)
Shareholders' equity
Preferred Shares, value	[1]	6,717,873	6,717,873	6,717,873
Common shares, value	[1]	5,875,750	5,696,050	3,725,454
Additional paid-in-capital		1,387,808	1,297,566	726,356
Obligation to issue shares		103,512	94,885	12,463
Accumulated deficit		(13,406,550)	(12,521,944)	(8,352,354)
Accumulated other comprehensive income		132,088	119,054	164,910
Total shareholders' equity		810,481	1,403,484	2,994,702
Total liabilities and shareholders' equity		$ 3,593,333	$ 3,365,889	$ 4,370,286

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.